Basis of Presentation and Accounting Policies (Comparative Amounts Reported in Consolidated Statements of Financial Position) (Details) - CAD ($) $ in Millions		Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Accounts receivable		$ 255	$ 286
Other current assets		286	155
Total current assets		1,026	1,118
Other long-term assets		300	255
Total assets		14,424	14,373
Total current liabilities		1,611	1,392
Deferred credits		460	490
Deferred income tax liabilities		1,894	1,858
Shareholders' equity		5,957	6,154	$ 5,698
Total liabilities		8,467	8,219
As Reported [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other current assets	[1]	290	160
Remainder of current assets		740	960
Total current assets		1,030	1,120
Other long-term assets	[1]	290	260
Remainder of non-current assets		13,100	12,990
Total assets		14,420	14,370
Unearned revenue	[2]	220	210
Remainder of current liabilities		1,390	1,180
Total current liabilities		1,610	1,390
Deferred credits	[2]	460	490
Deferred income tax liabilities	[1]	1,890	1,860
Remainder of non-current liabilities		4,500	4,480
Total non-current liabilities		8,460	8,220
Shareholders' equity		5,960	6,150
Total liabilities		14,420	14,370
Estimated Effect of Transaction [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current portion of contract assets	[2]	50	10
Other current assets	[1]	(40)	20
Total current assets		10	30
Contract assets	[2]	80	50
Other long-term assets	[1]	(80)	(30)
Total assets		10	50
Unearned revenue	[2]	(220)	(210)
Current portion of contract liabilities	[2]	220	210
Deferred credits	[2]	(20)	(20)
Deferred income tax liabilities	[1]	(10)
Contract liabilities	[2]	20	20
Total non-current liabilities		(10)
Shareholders' equity		20	50
Total liabilities		$ 10	$ 50

[1]	Deferred commission cost assetUnder IFRS 15, we will defer commission costs paid to internal and external representatives as a result of obtaining contracts with customers as deferred commission cost assets and amortize them over the pattern of the transfer of goods and services to the customer, which is typically evenly over 24 to 36 months.The application of IFRS 15 will not affect our cash flows from operating, investing, or financing activities.
[2]	Contract assets and liabilities Contract assets and liabilities are the result of the difference in timing related to revenue recognized at the beginning of a contract and cash collected. Contract assets arise primarily as a result of the difference between revenue recognized on the sale of wireless device at the onset of a term contract and the cash collected at the point of sale. Contract liabilities are the result of receiving payment related to a customer contract before providing the related goods or services. We will account for contract assets and liabilities on a contract-by-contract basis, with each contract being presented as a single net contract asset or net contract liability accordingly.